Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

	December 31, 2018
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,814,992	(36,157)	1,778,835

	December 31, 2019
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,831,140	(63,498)	1,767,642

Cost of Inventories Recognized as an Expense
The cost of inventories recognized as an expense for the year:

	2018	2019
	NT$000	NT$000
Cost of revenue	15,057,605	16,372,032
Loss on abandonment	5,497	12,369
Allowance for (reversal of) inventory valuation and obsolescence loss	(13,070)	27,341

	15,050,032	16,411,742